Label	Element	Value
BNY Mellon Concentrated Growth ETF
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Fund Summary
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund seeks long-term capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. For the fiscal year ended October 31, 2025, the fund's portfolio turnover rate was 14.05% of the average value of its portfolio. This portfolio turnover rate includes portfolio turnover of the Predecessor Fund for the portion of the fiscal year from November 1, 2024 until March 28, 2025, the date of the Reorganization.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	14.05%
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests substantially all of its assets in stocks of large-capitalization companies. "Large capitalization" companies are those that, at the time of purchase, have market capitalizations of $5 billion or more. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies considered by the fund's sub-adviser, Fayez Sarofim & Co., LLC (sub-adviser), to be "growth" companies. The sub-adviser considers "growth" companies to be companies whose revenue the sub-adviser believes is likely to grow faster than U.S. economic growth, as measured by gross domestic product, and that have the potential for growth in long-term earnings and/or cash flow per share.

In choosing stocks, the fund's sub-adviser first identifies sectors that it believes will expand over the next three to five years or longer. Using fundamental analysis, the fund's sub-adviser then invests in growth companies within these sectors that it believes have dominant positions in their industries and that have demonstrated sustained patterns of profitability, strong balance sheets and/or an expanding global presence. The fund's sub-adviser also seeks to identify companies which it considers undervalued in terms of current earnings, assets or growth prospects. The sub-adviser routinely evaluates the fund's portfolio for changing qualitative risks, which may include, but is not limited to, shifting company competitive status, turnover in company management, and adverse industry developments. As a supplement to its primarily qualitative approach to risk, the fund's sub-adviser utilizes software designed to quantify the contribution of various investment factors to overall portfolio performance and equity risk factor models to conduct scenario analysis to enhance its understanding and management of the risk profile of the fund's portfolio. The fund's portfolio typically will consist of 25-35 companies.

The fund invests principally in common stocks. The sub-adviser employs a "buy-and hold" investment strategy for the fund, which is expected to result in a low annual portfolio turnover rate.

The fund may invest up to 10% of its net assets in direct investments in foreign securities (i.e., issued by companies organized under the laws of countries other than the U.S.). In addition to direct investments in foreign securities, the fund also may invest in U.S. dollar-denominated American Depositary Receipts (ADRs).

The fund may, from time to time, invest a significant portion (more than 20%) of its net assets in securities of companies in one or more sectors. As of December 31, 2025, the fund invests a significant portion of its assets in securities of companies in the financials and technology sectors.

The fund typically sells a stock when the fund's sub-adviser believes there is a significant adverse change in the company's business fundamentals that may lead to a sustained impairment in earnings power.

The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the fund. Performance results shown in the bar chart and the performance table below for the period prior to March 28, 2025, the date of the Reorganization, reflect the performance of Class I shares of the Predecessor Fund. The bar chart shows changes in the fund's (and Predecessor Fund's) performance from year to year. The table compares the average annual total returns of the fund (and Predecessor Fund) to those of the S&P 500® Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More information related to performance information may be available at www.bny.com/investments.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The table compares the average annual total returns of the fund (and Predecessor Fund) to those of the S&P 500® Index, a broad measure of market performance.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.bny.com/investments
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	During the periods shown in the chart: Best Quarter 2020, Q2: 20.86 Worst Quarter 2020, Q1: (16.08)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/25
BNY Mellon Concentrated Growth ETF | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

BNY Mellon Concentrated Growth ETF | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Concentrated Growth ETF | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Concentrated Growth ETF | · Risks of stock investing
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry. Holders of common stock incur more risk than holders of preferred stock and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of holders of debt obligations or preferred stock issued by the issuer.  In addition, holders of common stock generally have a lower priority in reorganization and bankruptcy proceedings than holders of debt obligations or preferred stock.

BNY Mellon Concentrated Growth ETF | · Growth stock risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Growth stock risk: The fund invests in stocks of companies the sub-adviser believes are growth companies (growth stocks). The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform value stocks and stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

BNY Mellon Concentrated Growth ETF | · Large-cap stock risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Large-cap stock risk: By focusing on large capitalization, high quality stocks, the fund may underperform funds that invest primarily in the stocks of smaller capitalization companies during periods when the stocks of such companies are in favor. Compared to small- and mid-capitalization companies, large-capitalization companies may be less responsive to changes and opportunities affecting their business. In addition, large-capitalization companies may be subject to greater regulation than small- and mid-capitalization companies.

BNY Mellon Concentrated Growth ETF | · Financials sector risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Financials sector risk: Companies in the financials sector are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, thereby affecting a wide range of financial institutions and markets. Certain events in the financial services sector may cause an unusually high degree of volatility in the financial markets and cause certain financial services companies to incur large losses.

BNY Mellon Concentrated Growth ETF | · Technology sector risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Technology sector risk: The technology sector has been among the most volatile sectors of the stock market. Technology companies involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of tech stocks than it does in other sectors. Fund investments made in anticipation of future products and services may decline dramatically in value if the anticipated products or services are delayed or cancelled.

BNY Mellon Concentrated Growth ETF | · Market risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disaster, the spread of infectious illness and other public health issues, or other events could have a significant impact on the fund and its investments. To the extent the fund may overweight its investments in certain countries, companies, industries or sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

BNY Mellon Concentrated Growth ETF | · Foreign investment risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Foreign investment risk: To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems related to share registration, trade settlement or asset custody, may result in losses for the fund. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund's shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest solely in domestic securities. To the extent the fund's investments are focused in a limited number of foreign countries, the fund's performance could be more volatile than that of more geographically diversified funds.

BNY Mellon Concentrated Growth ETF | · ADR risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• ADR risk: ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Certain countries may limit the ability to convert ADRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related ADR.

BNY Mellon Concentrated Growth ETF | · Management risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal, may cause your fund investment to lose value or may cause the fund to underperform other funds with similar investment goals.

BNY Mellon Concentrated Growth ETF | · Authorized participants, market makers and liquidity providers risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Authorized participants, market makers and liquidity providers risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable or unwilling to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

BNY Mellon Concentrated Growth ETF | · Fluctuation of net asset value, share premiums and discounts risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Fluctuation of net asset value, share premiums and discounts risk: As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

BNY Mellon Concentrated Growth ETF | · Trading issues risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Trading issues risk: Although fund shares are listed for trading on an exchange and may be listed or traded on other U.S. and non-U.S. stock exchanges as well, there can be no assurance that an active trading market for such fund shares will develop or be maintained. Trading in fund shares may be halted due to market conditions or for reasons that, in the view of the listing exchange, make trading in fund shares inadvisable. In addition, trading in fund shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange "circuit breaker" rules. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the fund will continue to be met or will remain unchanged or that fund shares will trade with any volume, or at all, on any stock exchange.

BNY Mellon Concentrated Growth ETF | · Non-diversification risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Non-diversification risk: The fund is non-diversified and, therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

BNY Mellon Concentrated Growth ETF | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	S&P 500® Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.43%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.82%
BNY Mellon Concentrated Growth ETF | BNY Mellon Concentrated Growth ETF
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BKCG
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.50%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	280
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 628
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	20.86%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(16.08%)
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.58%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.07%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.92%
Annual Return [Percent]	oef_AnnlRtrPct	6.28%
Annual Return [Percent]	oef_AnnlRtrPct	25.79%
Annual Return [Percent]	oef_AnnlRtrPct	(6.97%)
Annual Return [Percent]	oef_AnnlRtrPct	35.30%
Annual Return [Percent]	oef_AnnlRtrPct	24.00%
Annual Return [Percent]	oef_AnnlRtrPct	27.24%
Annual Return [Percent]	oef_AnnlRtrPct	(18.22%)
Annual Return [Percent]	oef_AnnlRtrPct	20.46%
Annual Return [Percent]	oef_AnnlRtrPct	12.52%
Annual Return [Percent]	oef_AnnlRtrPct	14.58%
BNY Mellon Concentrated Growth ETF | BNY Mellon Concentrated Growth ETF | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns after taxes on distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.70%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.62%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.76%
BNY Mellon Concentrated Growth ETF | BNY Mellon Concentrated Growth ETF | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns after taxes on distributions and sale of fund shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.50%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.51%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.10%

[1]	On March 28, 2025, BNY Mellon Tax Managed Growth Fund (Predecessor Fund), a series of BNY Mellon Investment Funds IV, Inc., was reorganized into the fund (Reorganization). The fund commenced operations upon the completion of the Reorganization and continues the operations of the Predecessor Fund. The "Annual Fund Operating Expenses" have been restated to reflect the fund's expected fees and expenses for the current fiscal year.